Stock-Based Compensation - Schedule of Estimate Grant for Stock Options Granted and ESPP Shares (Details)		6 Months Ended	12 Months Ended
	Aug. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of options (in years)	10 years
Stock options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield		0.00%	0.00%
Expected volatility, Minimum			72.00%
Expected volatility, Maximum			119.08%
Risk-free interest rate, Minimum			3.79%
Risk-free interest rate, Maximum			4.71%
Term of options (in years)		6 years 3 months 18 days
Expected volatility		96.30%
Risk-free interest rate		4.17%
Stock options [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of options (in years)			3 years
Stock options [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of options (in years)			6 years 3 months 18 days
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield		0.00%	0.00%
Term of options (in years)		5 months 26 days	6 months
Expected volatility		112.87%	129.30%
Risk-free interest rate		4.31%	5.39%